Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Inventories

Million US dollar	31 December 2024	31 December 2023

Prepayments	79	120
Raw materials and consumables	2 854	3 207
Work in progress	508	588
Finished goods	1 407	1 434
Goods purchased for resale	171	234
Inventories	5 019	5 583

Inventories other than work in progress
Inventories stated at net realizable value	259	323